Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings
22.	Short-term borrowings

(In thousands)	December 31, 2023	December 31, 2024
Current
Bank borrowings(i)	2,756	6,956
Other borrowings(ii)	2,541	—
Total	5,297	6,956

Note:

(i)	The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 3.00% ~ 3.17% (2023: 3.20% ~ 3.55%) per annum, with a weighted average interest rate of 3.11% (2023: 3.38%) per annum.

Certain bank borrowings are guaranteed by certain of our directors and certain subsidiary as of December 31, 2023 and 2024.

(ii)	In December 2023, the Group entered into two one-year financing agreement with two independent third-party financial institute amounting to US$2,541 thousand with two patents pledged and certain director and subsidiaries guaranteed. The interest rate ranged from 4.9% to 4.96% per annum. The Group has fully repaid the amount and the balance is nil as of December 31, 2024.